Discontinued Operations (Narrative) (Details) - I.C. Power [Member] - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Proceeds from sale of business to ISQ			$ 1,332,000
Proceeds paid by ISQ			1,110,000
Retained unconsolidated cash at Inkia			222,000
Base purchase price			1,177,000
Bonds assumed by ISQ			600,000
Amount paid by ISQ			935,000
Deferred payment obligation			$ 175,000
Interest payable in kind			8.00%
Certain payments from ISQ	$ 25,000	$ 5,600